Annual Total Returns [BarChart] - BARON FIFTH AVENUE GROWTH FUND	Jan. 28, 2021
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Returns for the periods ended December 31, 2020
BARON FIFTH AVENUE GROWTH FUND
Bar Chart Table:
Annual Return 2011	(2.58%)
Annual Return 2012	20.85%
Annual Return 2013	35.44%
Annual Return 2014	8.08%
Annual Return 2015	6.33%
Annual Return 2016	(2.06%)
Annual Return 2017	40.64%
Annual Return 2018	1.10%
Annual Return 2019	33.97%
Annual Return 2020	50.42%